ACCOUNTS PAYABLE	9 Months Ended
Sep. 30, 2011
ACCOUNTS PAYABLE [Abstract]
ACCOUNTS PAYABLE
NOTE 6 - ACCOUNTS PAYABLE

The Company's 2011 accounts payable include $6,248 borrowed on revolving credit lines utilizing corporate credit cards which bear interest at an average rate of 9.65% per annum and call for total minimum monthly installment payments of $70 as of September 30, 2011. However, since amounts may be due on demand and it is the Company's intent to pay such balances in their entirety within 12 months; such amounts have been classified as current.

The remaining 2011 accounts payable consist of ordinary inventory purchases and administrative expenses which were incurred in the operations of the Company and include $5,904,463 of trade accounts.

The Company's 2010 accounts payable include $10,863 borrowed on revolving credit lines utilizing corporate credit cards which bear interest at an average rate of 11.39% per annum and call for total minimum monthly installment payments of $106 as of December 31, 2010. However, since amounts may be due on demand, and it is the Company's intent to pay such balances in their entirety during 2011; such amounts have been classified as current.

The remaining 2010 accounts payable consist of ordinary inventory purchases and administrative expenses which were incurred in the operations of the Company and include $2,017,212 of trade accounts and other of $1,350.